SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value of financial instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair Value, Option, Quantitative Disclosures [Line Items]
Retained Earnings (Accumulated Deficit)	$ (39,712)	¥ (276,476)	¥ (174,353)
Accumulated Other Comprehensive Income (Loss), Net of Tax	303	2,110	(976)
Convertible loan
Fair Value, Option, Quantitative Disclosures [Line Items]
The fair value of the convertible loans	$ 3,529	24,568	¥ 17,961
Premium conversion ratio used to estimate fair value	25
ASU 2016-01 | Restatement Adjustment [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Retained Earnings (Accumulated Deficit)		1,063
Accumulated Other Comprehensive Income (Loss), Net of Tax		¥ 1,063